Concentration of Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 198,740	$ 515,348
Cost of revenue	63,350	276,042
Customer One [Member]
Concentration Risk [Line Items]
Revenue		$ 426,264
Four Customers [Member]
Concentration Risk [Line Items]
Revenue	$ 176,763
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.00%
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	48.00%	82.70%
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Revenue Benchmark [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Revenue Benchmark [Member] | Customer Four [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%